Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting
Revenue by segment consisted of the following:

In thousands	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Integrated Care Management	$11,280	$17,570
Global Telehealth	6,964	7,554
Digital Pharmacy	5,299	5,299
Behavioral Health	8,339	14,275

Total revenue	$31,882	$44,698

Gross margin by segment consisted of the following:

In thousands	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Integrated Care Management	$4,615	$9,722
Global Telehealth	2,634	2,933
Digital Pharmacy	1,982	1,982
Behavioral Health	2,370	3,645

Total gross margin	$11,601	$18,282

Total assets by segment consisted of the following:

In thousands	June 30, 2021	December 31, 2020
Integrated Care Management	$195,974	186,476
Global Telehealth	349,238	—
Digital Pharmacy	184,307	—
Behavioral Health	83,350	18,383
Corporate	85,184	57,531

Total assets	$898,053	$262,390